Asset Retirement Obligations and Accrued Environmental Costs (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Summary of Sensitivity of Asset Retirement Obligations and Accrued Environmental Costs to Changes in Discount Rate on Recorded Liability	The pre-tax risk-free discount rate, expected cash flow payments and sensitivity to changes in the discount rate on the recorded liability for asset retirement obligations and accrued environmental costs as at December 31, 2021, were as follows: Cash Flow Discounted Discount Rate Payments (years) 1 Cash Flows 2,3 +0.5% -0.5% Asset retirement obligations (75) 85 Retail 1 – 30 23 Potash 31 – 440 96 Phosphate 1 – 79 496 Corporate and other 4,5 1 – 485 616 Accrued environmental costs (5) 5 Retail 1 – 30 86 Corporate and other 1 – 24 419 Total 1,736 1 Time frame in which payments are expected to principally occur from December 31, 2021. Adjustments to the years can result from changes to the mine life and/or changes in the rate of tailings volumes. 2 Risk-free discount rates used to discount cash flows reflect current market assessments of the time value of money and the risks specific to the timing and jurisdiction of the obligation. Risk-free rates range from 1.9 percent to 5.5 percent. 3 Total undiscounted cash flows are $ 3.3 billion. For the Potash segment, this represents total undiscounted cash flows in the first year of decommissioning. This excludes subsequent years of tailings dissolution, fine tails capping, tailings management area reclamation, post-reclamation activities and monitoring, and final decommissioning, which are estimated to take an additional 126 to 409 years. 4 For nitrogen sites, we have not recorded any asset retirement obligations as no significant asset retirement obligations have been identified or there is no reasonable basis for estimating a date or range of dates of cessation of operations. We considered the historical performance of our facilities as well as our planned maintenance, major upgrades and replacements, which can extend the useful lives of our facilities indefinitely. 5 Includes certain potash and phosphate sites that are non-operating sites, with the majority of phosphate site payments taking place over the next 18 years.
Summary of Reconciliation of Asset Retirement, Environmental Restoration Obligations	Asset Accrued Retirement Environmental Obligations Costs Total Balance – December 31, 2020 1,209 550 1,759 Disposals ‐ (4) (4) Additional provisions 22 1 23 Change in estimates 78 (1) 77 Settlements (89) (27) (116) Accretion 12 (21) (9) Foreign currency translation and other (1) 7 6 Balance – December 31, 2021 1,231 505 1,736 Balance – December 31, 2021 comprised of: Current liabilities Payables and accrued charges (Note 20) 115 55 170 Non-current liabilities Asset retirement obligations and accrued environmental costs 1,116 450 1,566 We